SHARE-BASED PAYMENTS	9 Months Ended
Sep. 30, 2015
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
15.	SHARE-BASED PAYMENTS

A summary of the equity award activity under the Company's stock related award incentive plans of 1999 and 2010 (the “Plans”) for the nine months ended September 30, 2015 is stated below:

Options Granted to Employees	Number of Shares*	Weighted- Average per Share Exercise Price		Weighted- Average Grant-date Fair Value per Share		Weighted Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value

Outstanding, December 31, 2014	6,816,422	US$	8.66	US$	3.64	5.96	US$	192,859

Granted	2,263,092	US$	29.98	US$	6.13
Forfeited	(225,196)	US$	21.25	US$	5.08
Expired	(5,200)	US$	12.05	US$	4.58
Exercised	(287,463)	US$	11.21	US$	4.67
Outstanding, September 30, 2015	8,516,655	US$	13.87	US$	4.23	6.26	US$	163,750
Vested and expected to vest at September 30, 2015	8,516,655	US$	13.87	US$	4.23	6.26	US$	163,750
Exercisable at September 30, 2015	5,942,619	US$	8.13	US$	3.54	5.03	US$	147,822

*	Included both class A and class B ordinary shares.

The aggregate intrinsic value in the table above represents the difference between the fair value of Company's ordinary share as at September 30, 2015 and the exercise price.

As of September 30, 2015, there are US$12,155 of unrecognized share-based compensation expenses related to equity awards that are expected to be recognized over a weighted-average vesting period of 3.23 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation expenses related to these awards may be different from expectation.

On March 31, 2015, the Group granted options to employees to acquire a total of 2,218,092 Class A ordinary shares at an exercise price of US$30.0 per share (or a total of 11,090,460 ADSs at an exercise price of US$6.0 per ADS) under the 2010 Plan. The options are subject to a four year service vesting condition and have a contractual life of ten years. 50% of the options are also subject to certain performance conditions.

On August 28, 2015, the Group granted options to two employees to acquire a total of 45,000 Class A ordinary shares at an exercise price of US$29.0 per share (or a total of 225,000 ADSs at an exercise price of US$5.8 per ADS) under the 2010 Plan. The options are subject to a four year service vesting condition and have a contractual life of ten years.

Total share-based compensation expense of share-based awards granted to employees and directors is as follows:

	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Cost of revenues	721	390
Selling expenses	1,027	438
General and administrative expenses	2,751	2,322

	4,499	3,150